Net Revenues	12 Months Ended
Dec. 31, 2017
Net Revenues
Net Revenues

(23)Net Revenues

Net revenues are mainly generated from the sale of goods.

The distribution of net consolidated revenues for 2017, 2016 and 2015 by segment is as follows:

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Bioscience	3,429,785	3,195,424	3,032,111
Diagnostic	732,369	691,701	716,838
Hospital	105,649	102,251	96,245
Bio supplies	66,791	57,239	24,466
Others	18,263	34,601	90,289
Intersegments	(34,784)	(31,386)	(25,386)

	4,318,073	4,049,830	3,934,563

As a result of the creation of Bio Supplies segment and Intersegment, the Group has reviewed the allocation of balances and transactions by segments. The comparative figures for years 2016 and 2015 have been restated accordingly.

The geographical distribution of net consolidated revenues is as follows:

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
USA and Canada	2,896,505	2,707,579	2,604,315
Spain	242,894	225,273	216,548
European Union	444,089	426,223	456,919
Rest of the world	734,585	690,755	656,781

Consolidated	4,318,073	4,049,830	3,934,563

Details of discounts and other reductions in gross income are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Gross sales	5,322,618	4,882,615	4,579,759
Chargebacks	(826,775)	(652,564)	(488,072)
Cash discounts	(57,512)	(51,953)	(46,150)
Volume rebates	(43,274)	(51,242)	(49,458)
Medicare and Medicaid	(41,722)	(47,820)	(25,710)
Other discounts	(35,262)	(29,206)	(35,806)

Net sales	4,318,073	4,049,830	3,934,563

Movement in discounts and other reductions in gross income during 2015 were as follows:

	Thousands of Euros
	Chargebacks	Cash discounts	Volume rebates	Medicare / Medicaid	Other discounts	Total
Balance at 31 December 2014	58,431	4,738	21,030	14,823	3,174	102,196
Current estimate related to sales made in current and prior year	488,072	46,150	49,458	25,710	35,806	645,196	(1)
(Actual returns or credits in current period related to sales made in current period)	(428,041)	(44,867)	(18,211)	(18,402)	(34,059)	(543,580	)(2)
(Actual returns or credits in current period related to sales made in prior periods)	—	(246)	(25,051)	(11,257)	(1,791)	(38,345	)(3)
Translation differences	7,716	127	2,454	1,594	2,237	14,128

Balance at 31 December 2015	126,178	5,902	29,680	12,468	5,367	179,595

Movement in discounts and other reductions to gross income during 2016 were as follows:

	Thousands of Euros
	Chargebacks	Cash discounts	Volume rebates	Medicare / Medicaid	Other discounts	Total
Balance at 31 December 2015	126,178	5,902	29,680	12,468	5,367	179,595
Current estimate related to sales made in current and prior year	652,564	51,953	51,242	47,820	29,206	832,785	(1)
(Actual returns or credits in current period related to sales made in current period)	(693,458)	(51,733)	(27,409)	(24,988)	(27,243)	(824,831	)(2)
(Actual returns or credits in current period related to sales made in prior periods)	—	(248)	(27,732)	(14,401)	(2,986)	(45,367	)(3)
Translation differences	1,965	758	726	858	98	4,405

Balance at 31 December 2016	87,249	6,632	26,507	21,757	4,442	146,587

Movement in discounts and other reductions to gross income during 2017 were as follows:

	Thousands of Euros
	Chargebacks	Cash discounts	Volume rebates	Medicare / Medicaid	Other discounts	Total
Balance at 31 December 2016	87,249	6,632	26,507	21,757	4,442	146,587
Current estimate related to sales made in current and prior year	826,775	57,512	43,274	41,722	35,262	1,004,545
(Actual returns or credits in current period related to sales made in current period)	(795,449)	(52,270)	(28,976)	(28,198)	(26,072)	(930,965	)(2)
(Actual returns or credits in current period related to sales made in prior periods)	31	(6,024)	(20,210)	(16,659)	(2,864)	(45,726	)(3)
Translation differences	(12,716)	(736)	(2,604)	(2,418)	(625)	(19,099)

Balance at 31 December 2017	105,890	5,114	17,991	16,204	10,143	155,342

(1)	Net impact in income statement: estimate for the current year plus prior years’ adjustments. Adjustments made during the year corresponding to prior years’ estimates have not been significant.

(2)	Amounts credited and posted against provisions for current period

(3)	Amounts credited and posted against provisions for prior period